Activities of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of parent entity information [Abstract]
Summary of Significant Investments in Subsidiaries
As of December 31, 2021 and 2020 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Ownership percentage 2021	Ownership percentage 2020
Propimex, S. de R.L. de C.V. (1)	Distribution	Mexico	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R. L. de C.V.	Holding	Mexico	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A.	Production and distribution	Brazil	84.38%	84.38%
Servicios Refresqueros del Golfo y Bajio, S. de R.L. de C.V.	Production	Mexico	100.00%	100.00%
Embotelladora Mexicana de Bebidas Refrescantes, S. de R.L. de C.V.	Production	Mexico	100.00%	100.00%
(1) During 2021, Distribuidora y Manufacturera del Valle de México, S. de R. L. de C.V merged into Propimex, S. de R.L. de C.V.